Stock-Based Compensation - Schedule of Award Types of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 4,295	$ 27	$ 1,256	$ 10,613
Employee Stock Option
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	1,383		1,077	3,869
Parade Warrant Obligation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 2,912		$ 179	$ 6,744